DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The components of Discontinued operations, net of tax are as follows:

(In millions)	2024	2023	2022
Net sales	$2,323	$3,147	$3,133
Costs of sales	(1,390)	(1,926)	(1,966)
Research and development	(86)	(124)	(123)
Selling, general and administrative	(564)	(690)	(535)
Other income (expense), net	(584)	26	22
Gain (loss) on divestitures and deconsolidation	5,176	(297)	—
Interest (expense) income, net	(41)	(51)	(62)
Earnings before income taxes	4,834	85	469
Income tax (expense) benefit	1,391	(128)	(92)
Tax on divestitures and deconsolidation	(1,729)	5	—
Discontinued operations, net of tax	$4,496	$(38)	$377
The following table summarizes assets and liabilities classified as held for sale:

	December 31, 2023
(In millions)	Commercial Refrigeration	Access Solutions	Industrial Fire	Commercial & Residential Fire	Total
Cash and cash equivalents	$131	$6	$20	$163	$320
Accounts receivable, net	274	104	101	401	880
Inventories, net	84	31	65	394	574
Other assets, current	113	5	46	25	189
Fixed assets, net	78	13	22	133	246
Intangible assets, net	—	53	2	83	138
Goodwill	72	1,498	439	469	2,478
Operating lease right-of-use assets	49	13	28	70	160
Other assets	44	10	13	41	108
Total assets held for sale	$845	$1,733	$736	$1,779	$5,093

Accounts payable	$129	$20	$39	$259	$447
Accrued liabilities	204	74	77	239	594
Long-term debt, including current portion	8	—	—	—	8
Future pension and post-retirement obligations	203	—	1	6	210
Future income tax obligations	4	2	3	12	21
Operating lease liabilities	40	11	23	58	132
Other long-term liabilities	3	12	9	14	38
Total liabilities held for sale	$591	$119	$152	$588	$1,450
The following table summarizes the assets and liabilities divested as of their respective dates of sale:

(In millions)	Access Solutions	Industrial Fire	Commercial Refrigeration	Commercial & Residential Fire
Cash and cash equivalents	$82	$40	$121	$64
Accounts receivable, net	90	93	217	422
Inventories, net	43	73	99	408
Other current assets	6	55	155	26
Fixed assets, net	18	24	84	127
Intangible assets, net	53	2	10	81
Goodwill	1,467	452	72	449
Operating lease right-of-use assets	16	24	48	66
Other assets	8	2	46	29
Total assets held for sale	$1,783	$765	$852	$1,672

Accounts payable	$54	$43	$124	$195
Accrued liabilities	80	65	154	153
Operating lease liabilities	17	24	49	66
Other long-term liabilities	10	6	213	24
Total liabilities held for sale	$161	$138	$540	$438